SHARE-BASED COMPENSATION (Details) - Schedule of Assumptions Using the Binomial Option Pricing Model	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION (Details) - Schedule of Assumptions Using the Binomial Option Pricing Model [Line Items]
Risk free rate of interest
Volatility
Dividend yield
Exercise multiples			2.2
Life of option (years)			5 years
Minimum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of Assumptions Using the Binomial Option Pricing Model [Line Items]
Risk free rate of interest			0.84%
Volatility			113.60%
Exercise multiples	2.2
Maximum [Member]
SHARE-BASED COMPENSATION (Details) - Schedule of Assumptions Using the Binomial Option Pricing Model [Line Items]
Risk free rate of interest			1.61%
Volatility			116.00%
Exercise multiples	2.8